Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GFS Advisors, LLC

Address: 1330 Post Oak Blvd., Suite 2100
	 Houston, TX  77056


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Keith Roberts
Title:     Chief Compliance Officer
Phone:     713-968-0449


Signature, Place, and Date of Signing:

     /s/ Keith Roberts, Houston, TX,     February 13, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     64

Form13F Information Table Value Total:     $79963(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCOA INC.                     COM              013817101      124    14300 SH       Sole                                      14300
AMERICAN EXPRESS               COM              025816109     2851    60450 SH       Sole                                      60450
AT & T CORP                    COM              00206R102     1743    57650 SH       Sole                                      57650
BANKAMERICA                    COM              060505104     2147   386150 SH       Sole                                     386150
BERKSHIRE HATHAWAY CL B        COM              084670702     1618    21200 SH       Sole                                      21200
CISCO SYSTEMS                  COM              17275R102     1860   102850 SH       Sole                                     102850
CITIGROUP                      COM              172967424      224     8500 SH       Sole                                       8500
COMCAST CORP.                  COM              20030N101      228     9600 SH       Sole                                       9600
CRANE CO                       COM              224399105      803    17200 SH       Sole                                      17200
GENERAL ELECTRIC               COM              369604103     5815   324700 SH       Sole                                     324700
GOLDMAN SACHS                  COM              38141G104      873     9650 SH       Sole                                       9650
HEWLETT PACKARD                COM              428236103     2036    79050 SH       Sole                                      79050
HOME DEPOT                     COM              437076102      294     7000 SH       Sole                                       7000
ILLINOIS TOOLS WORKS           COM              452308109      967    20700 SH       Sole                                      20700
JOHNSON & JOHNSON              COM              478160104     2567    39150 SH       Sole                                      39150
JOHNSON CONTROLS INC           COM              478366107      417    13350 SH       Sole                                      13350
KELLOGG                        COM              487836108      834    16500 SH       Sole                                      16500
LOWE'S                         COM              548661107      565    22250 SH       Sole                                      22250
MANPOWER INC                   COM              56418H100      731    20450 SH       Sole                                      20450
MERCK                          COM              58933y105     2413    64000 SH       Sole                                      64000
MICROSOFT                      COM              594918104     1695    65291 SH       Sole                                      65291
NEW YORK TIMES                 COM              650111107      107    13900 SH       Sole                                      13900
PEPSICO                        COM              713448108     4154    62600 SH       Sole                                      62600
PFIZER                         COM              717081103      291    13425 SH       Sole                                      13425
PROCTER & GAMBLE               COM              742718109     3509    52600 SH       Sole                                      52600
WALGREEN                       COM              931422109     1223    37000 SH       Sole                                      37000
WASTE MGT                      COM              94106l109     1388    42425 SH       Sole                                      42425
BARCLAYS BK IPATH DOW JONES    COM              06739H321      230     9100 SH       Sole                                       9100
DOW JONES INDEX                COM              78467X109     1517    12450 SH       Sole                                      12450
FINANCIAL SECTOR SPDR          COM              81369Y605     1117    85950 SH       Sole                                      85950
ISHARES S&P 100 INDEX          COM              464287101     1289    22600 SH       Sole                                      22600
OIL SVC HOLDRS TR              COM              678002106      373     3250 SH       Sole                                       3250
QQQQ INDEX                     COM              73935A104      714    12785 SH       Sole                                      12785
S&P 500 INDEX                  COM              78462F103     6742    53725 SH       Sole                                      53725
S&P MIDCAP 400 INDEX           COM              78467Y107      407     2550 SH       Sole                                       2550
VANGUARD LARGE CAP             COM              922908637      888    15500 SH       Sole                                      15500
VANGUARD MSCI GROWTH           COM              922908736      263     4252 SH       Sole                                       4252
DB COMMODITY INDX              COM              73935S105      483    18000 SH       Sole                                      18000
US NATURAL GAS FD              COM              912318110      231    35835 SH       Sole                                      35835
ISHARES MSCI EAFE INDEX        COM              464287465      632    12764 SH       Sole                                      12764
VANGUARD ALL WORLD INDX        COM              922042775      900    22700 SH       Sole                                      22700
ISHARES EMERGING MKTS INDEX    COM              464287234      317     8348 SH       Sole                                       8348
SANTANDER ADR                  ADR              05964H105      379    50359 SH       Sole                                      50359
SIEMENS A G ADR                ADR              826197501      813     8500 SH       Sole                                       8500
TELEF ESPANA ADR               ADR              879382208     1672    97250 SH       Sole                                      97250
UNILEVER ADR                   ADR              904784709      663    19280 SH       Sole                                      19280
VODAFONE GROUP ADR             ADR              92857w209     1143    40795 SH       Sole                                      40795
DJ STOXX 50 FUND               COM              78463X103     1371    46000 SH       Sole                                      46000
ISHARES GERMANY INDEX          COM              464286806      404    21000 SH       Sole                                      21000
ISHARES S&P 350 EUROPE INDEX   COM              464287861      332     9850 SH       Sole                                       9850
CEMEX ADR                      ADR              151290889      617   114427 SH       Sole                                     114427
GRUMA ADR                      ADR              400131306      147    19600 SH       Sole                                      19600
COMPANHIA SIDERURGICA ADR      ADR              20440W105     1190   145500 SH       Sole                                     145500
CVRD ADR                       ADR              91912E105      211     9850 SH       Sole                                       9850
GERDAU SA  ADR                 ADR              373737105     1389   177900 SH       Sole                                     177900
PETROBRAS ADR                  ADR              71654V408     1882    75750 SH       Sole                                      75750
TERNIUM ADR                    ADR              880890108      782    42550 SH       Sole                                      42550
ISHARES BRAZIL INDEX           COM              464286400      224     3900 SH       Sole                                       3900
CHINA MOBILE ADR               ADR              16941m109     2169    44736 SH       Sole                                      44736
HONDA MOTOR ADR                ADR              438128308      412    13500 SH       Sole                                      13500
SONY ADR                       ADR              835699307     1348    74700 SH       Sole                                      74700
TOYOTA ADR                     ADR              892331307     4519    68336 SH       Sole                                      68336
ISHARES HK CHINA 25 INDEX      COM              464287184      443    12715 SH       Sole                                      12715
ISHARES JAPAN INDEX            COM              464286848      271    29700 SH       Sole                                      29700